Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 79,995	¥ 56,836	¥ 58,011
Reclassification to allowance for investment in operating leases		(312)
Provision (Reversal)	9,816	23,596
Allowance of purchased loans during the reporting period	2,210	3,899
Charge-offs	(24,897)	(37,432)	(24,920)
Recoveries	474	805	788
Other	3,818	858	(1,468)
Ending balance	71,416	79,995	56,836
Collective (pool) assessment	49,660	58,141	43,389
Individual assessment	21,756	21,854
Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		88,269
Ending balance			88,269
Subtotal of Installment Loans and Net Investment in Leases [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	73,990	55,687
Reclassification to allowance for investment in operating leases		0
Provision (Reversal)	7,154	19,113
Allowance of purchased loans during the reporting period	2,210	3,899
Charge-offs	(23,236)	(37,088)
Recoveries	429	794
Other	3,587	1,209
Ending balance	64,134	73,990	55,687
Collective (pool) assessment	49,098	57,331
Individual assessment	15,036	16,659
Subtotal of Installment Loans and Net Investment in Leases [Member] | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		86,063
Ending balance			86,063
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		20,542	21,195
Charge-offs			(13,723)
Recoveries			554
Other			262
Ending balance			20,542
Collective (pool) assessment			16,940
Consumer | Real estate loans [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	5,922	3,112
Reclassification to allowance for investment in operating leases		0
Provision (Reversal)	340	390
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(570)	(495)
Recoveries	24	59
Other	0	0
Ending balance	5,716	5,922	3,112
Collective (pool) assessment	5,211	5,354
Individual assessment	505	568
Consumer | Real estate loans [Member] | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	470	128
Reclassification to allowance for investment in operating leases		0
Provision (Reversal)	(34)	412
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	0
Recoveries	4	1
Other	15	31
Ending balance	455	470	128
Collective (pool) assessment	455	470
Individual assessment	0	0
Consumer | Real estate loans [Member] | Restatement Adjustment | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		5,968
Ending balance			5,968
Consumer | Real estate loans [Member] | Restatement Adjustment | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		26
Ending balance			26
Consumer | Card loans [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	12,984	3,785
Reclassification to allowance for investment in operating leases		0
Provision (Reversal)	(1,301)	(802)
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(1,669)	(2,150)
Recoveries	4	6
Other	1	(1)
Ending balance	10,019	12,984	3,785
Collective (pool) assessment	9,423	12,283
Individual assessment	596	701
Consumer | Card loans [Member] | Restatement Adjustment | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		15,931
Ending balance			15,931
Consumer | Other [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	8,359	12,735
Reclassification to allowance for investment in operating leases		0
Provision (Reversal)	4,948	5,875
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(8,114)	(9,296)
Recoveries	11	8
Other	0	0
Ending balance	5,204	8,359	12,735
Collective (pool) assessment	2,946	5,616
Individual assessment	2,258	2,743
Consumer | Other [Member] | Restatement Adjustment | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		11,772
Ending balance			11,772
Consumer | Other [Member] | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,275	782
Reclassification to allowance for investment in operating leases		0
Provision (Reversal)	300	739
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(644)	(1,754)
Recoveries	0	577
Other	174	368
Ending balance	1,105	1,275	782
Collective (pool) assessment	961	1,038
Individual assessment	144	237
Consumer | Other [Member] | Restatement Adjustment | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		1,345
Ending balance			1,345
Corporate | Non-recourse Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		1,786	919
Charge-offs			(1)
Recoveries			0
Other			(35)
Ending balance			1,786
Collective (pool) assessment			1,558
Corporate | Non-recourse Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	32	13
Reclassification to allowance for investment in operating leases		0
Provision (Reversal)	49	(5)
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	0
Recoveries	0	0
Other	0	0
Ending balance	81	32	13
Collective (pool) assessment	81	32
Individual assessment	0	0
Corporate | Non-recourse Loans | The Americas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	3,450	1,773
Reclassification to allowance for investment in operating leases		0
Provision (Reversal)	(1,035)	43
Allowance of purchased loans during the reporting period	0	0
Charge-offs	0	0
Recoveries	0	0
Other	276	57
Ending balance	2,691	3,450	1,773
Collective (pool) assessment	1,836	3,218
Individual assessment	855	232
Corporate | Non-recourse Loans | Restatement Adjustment | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		37
Ending balance			37
Corporate | Non-recourse Loans | Restatement Adjustment | The Americas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		3,350
Ending balance			3,350
Corporate | Corporate Real Estate Companies Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	901	983
Reclassification to allowance for investment in operating leases		0
Provision (Reversal)	(204)	(58)
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(109)	(96)
Recoveries	29	25
Other	0	1
Ending balance	617	901	983
Collective (pool) assessment	490	621
Individual assessment	127	280
Corporate | Corporate Real Estate Companies Loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,539	2,010
Reclassification to allowance for investment in operating leases		0
Provision (Reversal)	(855)	(1,502)
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(10)	(570)
Recoveries	0	33
Other	61	(11)
Ending balance	735	1,539	2,010
Collective (pool) assessment	735	1,539
Individual assessment	0	0
Corporate | Corporate Real Estate Companies Loans | Restatement Adjustment | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		1,029
Ending balance			1,029
Corporate | Corporate Real Estate Companies Loans | Restatement Adjustment | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		3,589
Ending balance			3,589
Corporate | Corporate Commercial, industrial and other companies | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,938	2,447
Reclassification to allowance for investment in operating leases		0
Provision (Reversal)	93	(27)
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(761)	(592)
Recoveries	67	11
Other	0	1
Ending balance	1,337	1,938	2,447
Collective (pool) assessment	505	199
Individual assessment	832	1,739
Corporate | Corporate Commercial, industrial and other companies | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	18,763	14,769
Reclassification to allowance for investment in operating leases		0
Provision (Reversal)	3,503	10,410
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(6,185)	(15,427)
Recoveries	155	18
Other	2,060	(9)
Ending balance	18,296	18,763	14,769
Collective (pool) assessment	13,367	13,013
Individual assessment	4,929	5,750
Corporate | Corporate Commercial, industrial and other companies | Restatement Adjustment | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		2,545
Ending balance			2,545
Corporate | Corporate Commercial, industrial and other companies | Restatement Adjustment | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		23,771
Ending balance			23,771
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,835	1,458	3,186
Reclassification to allowance for investment in operating leases		0
Provision (Reversal)	(227)	353
Allowance of purchased loans during the reporting period	2,210	3,899
Charge-offs	(2,372)	(4,040)	(1,789)
Recoveries	114	46	77
Other	15	119	8	[1]
Ending balance	1,575	1,835	1,458
Collective (pool) assessment	608	681	791
Individual assessment	967	1,154
Purchased loans | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		1,458
Ending balance			1,458
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,522	11,692
Reclassification to allowance for investment in operating leases		0
Provision (Reversal)	1,577	3,285
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(2,802)	(2,668)
Recoveries	21	10
Other	985	653
Ending balance	16,303	16,522	11,692
Collective (pool) assessment	12,480	13,267
Individual assessment	3,823	3,255
Net investment in leases | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		15,242
Ending balance			15,242
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	6,005	1,149
Reclassification to allowance for investment in operating leases		(312)
Provision (Reversal)	2,662	4,483
Allowance of purchased loans during the reporting period	0	0
Charge-offs	(1,661)	(344)
Recoveries	45	11
Other	231	(351)
Ending balance	7,282	6,005	1,149
Collective (pool) assessment	562	810
Individual assessment	¥ 6,720	5,195
Other financial assets measured at amortized cost | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		2,206
Ending balance			2,206
Accounting Standards Update 2016-13 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		31,745
Ending balance			31,745
Accounting Standards Update 2016-13 [Member] | Subtotal of Installment Loans and Net Investment in Leases [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		30,376
Ending balance			30,376
Accounting Standards Update 2016-13 [Member] | Consumer | Real estate loans [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		2,856
Ending balance			2,856
Accounting Standards Update 2016-13 [Member] | Consumer | Real estate loans [Member] | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		(102)
Ending balance			(102)
Accounting Standards Update 2016-13 [Member] | Consumer | Card loans [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		12,146
Ending balance			12,146
Accounting Standards Update 2016-13 [Member] | Consumer | Other [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		(963)
Ending balance			(963)
Accounting Standards Update 2016-13 [Member] | Consumer | Other [Member] | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		563
Ending balance			563
Accounting Standards Update 2016-13 [Member] | Corporate | Non-recourse Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		24
Ending balance			24
Accounting Standards Update 2016-13 [Member] | Corporate | Non-recourse Loans | The Americas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		1,577
Ending balance			1,577
Accounting Standards Update 2016-13 [Member] | Corporate | Corporate Real Estate Companies Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		46
Ending balance			46
Accounting Standards Update 2016-13 [Member] | Corporate | Corporate Real Estate Companies Loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		1,579
Ending balance			1,579
Accounting Standards Update 2016-13 [Member] | Corporate | Corporate Commercial, industrial and other companies | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		98
Ending balance			98
Accounting Standards Update 2016-13 [Member] | Corporate | Corporate Commercial, industrial and other companies | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		9,002
Ending balance			9,002
Accounting Standards Update 2016-13 [Member] | Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		0
Ending balance			0
Accounting Standards Update 2016-13 [Member] | Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		3,550
Ending balance			3,550
Accounting Standards Update 2016-13 [Member] | Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 1,369
Ending balance			¥ 1,369

[1]	Other includes foreign currency translation adjustments.